Segment Information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Information

NOTE 9 – SEGMENT INFORMATION

Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Partners’ reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and containerships operate worldwide. Revenues from specific geographic region, which contribute over 10% of total revenue, are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2020	Three Month Period ended June 30, 2019	Six Month Period ended June 30, 2020	Six Month Period ended June 30, 2019
Asia	$29,495	$27,266	$58,022	$53,917
Europe	12,801	20,334	27,351	38,245
North America	4,123	145	7,536	1,124
Australia	130	—	130	1,277

Total	$46,549	$47,745	$93,039	$94,563